Other Income (Tables)	12 Months Ended
Mar. 31, 2025
Other Income [Abstract]
Schedule of Other Income
Other income	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023

Miscellaneous income	2,077	3,916	1,501
Reversal of expected credit allowance	12,493	-	-
Profit on termination of lease	30,034	-	-
Liabilities no longer required written back	14,011	1,635,651	360,878
Fair value gain on warrant liability	-	-	22,766
	$58,615	$1,639,567	$385,145